Label	Element	Value
Dreyfus Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000914775_SupplementTextBlock	August 12, 2014 ADVANTAGE FUNDS, INC. Dreyfus Total Emerging Markets Fund Supplement to the Statutory Prospectus and Summary Prospectus dated March 1, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Total Emerging Markets Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in the section of the Statutory Prospectus entitled "Fund Summary – Fees and Expenses" and in the section of the Summary Prospectus entitled "Fees and Expenses":

Effective August 12, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35%, 1.35%, 1.35% and 1.30%, respectively.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01